Warrants (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Warrants (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 11.5
Public warrants, description	Once the Public Warrants became exercisable, the Company may redeem the Public Warrants:• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption;• if, and only if, the reported last sale price of the Company’s Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying the warrants.
Fair value of warrant liability (in Dollars) | $	$ 3,574
Remeasurement gain (in Dollars) | $	$ 2,469
Public Warrants [Member]
Warrants (Details) [Line Items]
Shares issued	27,600,000
Warrant term	5 years
Private Warrants [Member]
Warrants (Details) [Line Items]
Shares issued	150,000
Warrant term	5 years
EarlyBirdCapital, Inc.[Member]
Warrants (Details) [Line Items]
Shares issued	837,000